SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) (Hotels Held for Sale [Member])	Dec. 31, 2012
Hotels Held for Sale [Member]
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) [Line Items]
Number of Real Estate Properties	3